Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 1,629
Ending balance	4,066	$ 1,629
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,356	2,960
Additions other than through business combinations, property, plant and equipment	3,430	1,021
Transfers	0
Disposals and retirements, property, plant and equipment	(296)	(675)
Increase (decrease) through net exchange differences, property, plant and equipment	(87)	50
Ending balance	6,403	3,356
Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,727)	(1,584)
Disposals and retirements, property, plant and equipment	296	675
Increase (decrease) through net exchange differences, property, plant and equipment	14	(44)
Depreciation, property, plant and equipment	(920)	(774)
Ending balance	(2,337)	(1,727)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	384
Ending balance	1,850	384
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	746	533
Additions other than through business combinations, property, plant and equipment	1,761	224
Transfers	67
Disposals and retirements, property, plant and equipment	(272)	(13)
Increase (decrease) through net exchange differences, property, plant and equipment	(53)	2
Ending balance	2,249	746
Leasehold improvements | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(362)	(209)
Disposals and retirements, property, plant and equipment	272	13
Increase (decrease) through net exchange differences, property, plant and equipment	3	(4)
Depreciation, property, plant and equipment	(312)	(162)
Ending balance	(399)	(362)
Laboratory equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	408
Ending balance	1,392	408
Laboratory equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,002	1,111
Additions other than through business combinations, property, plant and equipment	1,250	30
Transfers	0
Disposals and retirements, property, plant and equipment	0	(178)
Increase (decrease) through net exchange differences, property, plant and equipment	(24)	39
Ending balance	2,228	1,002
Laboratory equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(594)	(533)
Disposals and retirements, property, plant and equipment	0	178
Increase (decrease) through net exchange differences, property, plant and equipment	9	(32)
Depreciation, property, plant and equipment	(251)	(207)
Ending balance	(836)	(594)
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	214
Ending balance	415	214
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	671	698
Additions other than through business combinations, property, plant and equipment	308	84
Transfers	0
Disposals and retirements, property, plant and equipment	(24)	(117)
Increase (decrease) through net exchange differences, property, plant and equipment	(10)	6
Ending balance	945	671
Office equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(457)	(397)
Disposals and retirements, property, plant and equipment	24	117
Increase (decrease) through net exchange differences, property, plant and equipment	2	(4)
Depreciation, property, plant and equipment	(99)	(173)
Ending balance	(530)	(457)
Hardware
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	556
Ending balance	409	556
Hardware | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	870	618
Additions other than through business combinations, property, plant and equipment	111	616
Transfers	0
Disposals and retirements, property, plant and equipment	0	(367)
Increase (decrease) through net exchange differences, property, plant and equipment	0	3
Ending balance	981	870
Hardware | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(314)	(445)
Disposals and retirements, property, plant and equipment	0	367
Increase (decrease) through net exchange differences, property, plant and equipment	0	(4)
Depreciation, property, plant and equipment	(258)	(232)
Ending balance	(572)	(314)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	67
Ending balance	0	67
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	67	0
Additions other than through business combinations, property, plant and equipment	0	67
Transfers	(67)
Disposals and retirements, property, plant and equipment	0	0
Increase (decrease) through net exchange differences, property, plant and equipment	0	0
Ending balance	0	67
Construction in progress | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Disposals and retirements, property, plant and equipment	0	0
Increase (decrease) through net exchange differences, property, plant and equipment	0	0
Depreciation, property, plant and equipment	0	0
Ending balance	$ 0	$ 0